Quarterly Financial Data (Schedule Of Quarterly Financial Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Net revenues	$ 6,129	$ 6,108	$ 5,920	$ 5,643	$ 5,927	$ 6,402	$ 6,274	$ 5,760	$ 23,800	$ 24,363	$ 23,556
Gross profit	2,374	2,445	1,972	2,148	2,254	2,476	2,374	2,084	8,939	9,188	8,834
Net earnings	837	1,174	444	938	920	1,131	1,043	813	3,393	3,907	3,208
Net earnings attributable to noncontrolling interests	(1)	(1)		(1)	(1)		(1)		(3)	(2)	(2)
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Basic EPS attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.50	$ 0.39	$ 1.64	$ 1.87	$ 1.55
Diluted EPS attributable to Altria Group, Inc.	$ 0.41	$ 0.57	$ 0.21	$ 0.45	$ 0.44	$ 0.54	$ 0.50	$ 0.39	$ 1.64	$ 1.87	$ 1.54
Dividends declared	$ 0.41	$ 0.41	$ 0.38	$ 0.38	$ 0.38	$ 0.38	$ 0.35	$ 0.35
Market price - high	$ 30.40	$ 27.41	$ 28.13	$ 26.27	$ 26.22	$ 24.39	$ 21.91	$ 20.86
Market price - low	$ 25.94	$ 23.20	$ 25.81	$ 23.34	$ 23.66	$ 19.89	$ 19.20	$ 19.14